Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Event
Subsequent Event
19.	Subsequent Event

Subsequent to December 31, 2025, the Company entered into a series of agreements related to building and operating the Eskay Project. The significant additional cash commitments under these agreements are expected to be approximately $43 million in 2026, $24 million in 2027 and $30 million after 2027.